Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist
of the
following:

	As of December 31,
	2020	2021
	RMB	RMB

Accrued payroll and welfare	176,217,767	198,311,616
Accrued marketing cost	132,487,573	149,202,671
Accrued settlement relating to class action lawsuits	—	38,254,200
Other tax payable	18,974,895	25,482,315
Deposits	19,994,929	22,924,693
Others	36,365,656	24,152,497
Total	384,040,820	458,327,992